Capital Commitments	6 Months Ended
Jun. 30, 2018
Capital commitments [abstract]
Disclosure of additional information
Capital commitments

		As at	As at	As at
		Jun	Jun	Dec
		2018	2017	2017
	US Dollar million	Reviewed	Reviewed	Audited

	Orders placed and outstanding on capital contracts at the prevailing rate of exchange (1)	111	208	87

(1)	Includes the group's attributable share of capital commitments relating to associates and joint ventures.

Liquidity and capital resources

To service the above capital commitments and other operational requirements, the group is dependent on existing cash resources, cash generated from operations and borrowing facilities.

Cash generated from operations is subject to operational, market and other risks. Distributions from operations may be subject to foreign investment, exchange control laws and regulations and the quantity of foreign exchange available in offshore countries. In addition, distributions from joint ventures are subject to the relevant board approval.

The credit facilities and other finance arrangements contain financial covenants and other similar undertakings. To the extent that external borrowings are required, the group’s covenant performance indicates that existing financing facilities will be available to meet the above commitments. To the extent that any of the financing facilities mature in the near future, the group believes that sufficient measures are in place to ensure that these facilities can be refinanced.
Announcements

AngloGold Ashanti completed sales of Moab Khotsong and Kopanang Mines - On 2 March 2018, AngloGold Ashanti announced that all conditions precedent have been fulfilled with respect to the sale of the Moab Khotsong Mine and related assets and liabilities to Harmony Gold Mining Company Limited, and the separate sale of Kopanang Mine and related assets and liabilities to Heaven Sent SA Sunshine Investment Company Limited as announced on 19 October 2017. Both transactions closed on 28 February 2018.

AngloGold Ashanti provides update on company leadership change and CEO search - On 16 April 2018, the Board of AngloGold Ashanti announced the resignation of Srinivasan Venkatakrishnan, who after 18 years with the Company, with the last five years as Chief Executive Officer, has accepted an offer to become CEO of Vedanta Resources Plc, the diversified resources group. He will remain in his current role until 30 August 2018.

Settlement of Silicosis and TB class action - On 3 May 2018, Richard Spoor Inc, Abrahams Kiewitz Inc and the Legal Resources Centre (representing claimants in the silicosis and tuberculosis class action litigation) and the Occupational Lung Disease Working Group (representing African Rainbow Minerals, Anglo American SA, AngloGold Ashanti, Gold Fields, Harmony and Sibanye-Stillwater) announced that they have reached a settlement in this matter. The agreement is still subject to ratification by the high court.

AngloGold Ashanti announces change to Board of Directors - On 15 May 2018, shareholders were advised of the resignation of Ms. Sindiswa Zilwa, as a non-executive director, with effect from 15 May 2018, for personal reasons.

AngloGold Ashanti to restructure South African cost base to ensure viability of retained assets - On 23 May 2018, AngloGold Ashanti announced that it had made the decision to begin a consultation process with employees in line with section 189 and 189A of the Labour Relations Act, with respect to restructuring its cost base to match and support a smaller operating footprint in South Africa. The current restructuring process contemplates some 2,000 roles across AngloGold Ashanti's South African business, which currently employees roughly 8,200 people.

Ghana Parliament ratifies Obuasi agreements - On 22 June 2018, AngloGold Ashanti advised that the Parliament of Ghana ratified the regulatory and fiscal agreements that cover the redevelopment of the Obuasi Gold Mine into a modern, productive mining operation.

Obuasi environmental permits received - On 27 June 2018, AngloGold Ashanti advised that Ghana's Environmental Protection Agency had issued environmental permits for the Obuasi Gold Mine, another important milestone paving the way for the redevelopment of this large high-grade ore body. The environmental permits relate to the Obuasi Redevelopment Project and its associated Tailings and Water infrastructure. The award of the permits follows the Parliamentary ratifications of the regulatory and fiscal agreements that cover the redevelopment of the Obuasi Gold Mine.

Kelvin Dushnisky appointed as CEO and Executive Director - On 23 July 2018, Anglogold Ashanti announced the appointment of Kelvin Dushnisky as chief executive officer and executive director of the Board of Directors of Anglogold Ashanti, effective 1 September 2018. He joins from Barrick Gold Corporation, where he holds the role of President and Executive Director.